SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.         SHARE-BASED COMPENSATION

Renren Stock options

Renren Inc. (“Renren”) adopted the 2006 Equity Incentive Plan (the “2006 Plan”), the 2008 Equity Incentive Plan (the “2008 Plan”), the 2009 Equity Incentive Plan (the “2009 Plan”), the 2011 Share Incentive Plan (the “2011 Plan”), the 2016 Share Incentive Plan (the “2016 Plan”), and the 2018 Share Incentive Plan (the “2018 Plan”) for purpose of granting of stock options and incentive stock options to employees and executives to reward them for service to the parent and to provide incentives for future service. In 2006, Renren Inc. adopted the 2006 Plan to replace the equity incentive plans adopted during the years ended December 31, 2003, 2004 and 2005. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Plan, 2008 Plan, 2009 Plan, 2011 Plan, 2016 Plan and 2018 Plan:

Maximum
aggregate
number of
shares
2006 Plan	97,430,220
2008 Plan	30,529,630
2009 Plan	40,000,000
2011 Plan	110,014,158
2016 Plan	53,596,236
2018 Plan	107,100,000

The term of the options may not exceed ten years from the date of the grant. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

On June 29, 2018, Renren Inc.’s compensation committee approved a modification to certain awards to reduce the exercise price for all outstanding options previously granted by Renren with an exercise price higher than $0.0613 per ordinary share to $0.0613 per share. Such reduction was accounted by Renren as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $10,779. The incremental cost related to vested options amounted to $9,304 and was recorded in the consolidated statements of operations during year ended December 31, 2018. The incremental cost related to unvested options amounted to $1,475 and will be recorded over the remaining service periods.

On March 24, 2020, Renren Inc.’s compensation committee approved a modification to certain awards to reduce the exercise price for all outstanding options previously granted by Renren with an exercise price higher than $0.0113 per ordinary share to $0.0113 per share. Such reduction was accounted by Renren as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $6,948. The incremental cost related to vested options amounted to $6,534 and was recorded in the consolidated statements of operations during year ended December 31, 2020. The incremental cost related to unvested options amounted to $414 and will be recorded over the remaining service periods.

The Company did not grant any options under these plans for any periods presented.

The following table summarizes information with respect to share options outstanding as of December 31, 2020:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.01	138,724,521	3.42	$0.06	$13,137	130,442,760	3.31	$0.01	$12,353
	138,724,521			$13,137	130,442,760			$12,353

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2019	138,953,386	$0.06	$0.64

Exercised	(77,535)	$0.01	$0.51
Forfeited	(151,330)	$0.01	$0.84

Balance, December 31, 2020	138,724,521	$0.01	$0.64

Exercisable, December 31, 2020	130,442,760	$0.01

Expected to vest, December 31, 2020	8,282,496	$0.01

For employee stock options, the Company recorded share-based compensation from continuing operations of $16,459,  $4,628, and $11,576 for the years ended December 31, 2018, 2018 and 2020, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. For Renren stock plans, no share-based compensation was recognized from discontinued operations for any period presented.

For non-employee options, share based compensation was immaterial for the years ended December 31, 2018. For the years ended December 31,2019 and 2020, there was no share-based compensation recorded for non-employee options.

As of December 31, 2020, there was $4,472 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized in continuing operations over a weighted-average vesting period of 1.92 years.

Renren Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2019	55,821,488	$0.18

Granted	55,462,455	$0.08
Vested	(18,549,945)	$0.19
Forfeited	(14,538,907)	$0.13

Outstanding as of December 31, 2020	78,195,091	$0.12

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight-line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. The Company recorded compensation expenses related to nonvested restricted shares from continuing operations of $3,917,  $3,952 and $2,634 for the years ended December 31, 2018, 2019 and 2020, respectively. For Renren stock plan, no compensation expense from restricted shares was recognized in discontinued operations for any period presented.

Total unrecognized compensation expense amounting to $5,259 related to nonvested restricted shares granted as of December 31, 2020. The expense is expected to be recognized in continuing operations over a weighted-average period of 1.70 years.

Equity Incentive Plan of Chime Technologies, Inc. and Trucker Path, Inc.

On July 13, 2020, Chime Technologies, Inc. and Trucker Path, Inc. adopted the stock incentive plans, whereby 30,000,000 ordinary shares of Chime Technologies, Inc. (“Chime Plan”) and 30,000,000 ordinary shares of Trucker Path, Inc. (“Trucker Path Plan”) are made available for future grant for employees or consultants of Chime and Trucker Path, respectively, either in the form of incentive share options or restricted shares.

The term of the options may not exceed ten years from the date of the grant. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to four years subsequent to grant date.

During 2020, Chime issued an aggregate of 8,346,000 options and 20,000,000 restricted shares under the Chime Plan to certain of its directors, officers and employees as compensation for their services. The term of the options may not exceed ten years from the date of the grant. The weighted-average grant-date fair value of the share options granted during the period presented was $0.02.

During 2020, Trucker Path issued an aggregate of 6,871,000 options and 20,000,000 restricted shares under the Trucker Path Plan to certain of its directors, officers and employees to compensate their services. The weighted-average grant-date fair value of the share options granted during the period presented was $0.01.

In determining the fair value of share options, a binomial option pricing model is applied.Assumptions used to estimate the fair values of the share options granted or modified were as follows:

	Years ended December 31, 2020
	Chime	Trucker Path

Risk-free interest rate (1)	0.73%	0.64%
Volatility(2)	57%	49%
Expected term (in years) (3)	10	10
Exercise price(4)	$0.03	$0.02
Dividend yield(5)	—	—
Fair value of underlying ordinary share(6)	$0.02	$0.01

(1)         Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)          Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)         Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics.

(4)          Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)          Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)          Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third - party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third - party appraiser.

The following table summarizes information with respect to share options outstanding of Chime Plan as of December 31, 2020:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$ 0.03	4,701,097	9.51	$0.03	$22,384	3,599,903	9.51	$0.03	$17,141

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2019	—	$—	$—
Granted	8,346,000	$0.03	$0.02
Forfeited	(45,000)	$0.03	$0.02
Vested	(3,599,903)	0.03	0.02
Balance, December 31, 2020	4,701,097	$0.03	$0.02
Exercisable, December 31, 2020	3,599,903	$0.03
Expected to vest, December 31, 2020	4,701,097	$0.03

The following table summarizes information with respect to share options outstanding of Trucker Path Plan as of December 31, 2020:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
Range of	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.02	3,588,181	9.51	$0.02	$17,117	3,217,819	9.51	$0.02	$15,350

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value
Balance, December 31, 2019	—	$—	$—
Granted	6,871,000	$0.02	$0.01
Forfeited	(65,000)	$0.02	$0.01
Vested	(3,217,819)	$0.02	0.01
Balance, December 31, 2020	3,588,181	$0.02	$0.01
Exercisable, December 31, 2020	3,217,819	$0.02
Expected to vest, December 31, 2020	3,588,181	$0.02

The Company recorded share-based compensation for Chime Plan and Trucker Path Plan from continuing operations of $67 and $31, respectively, for the years ended December 31, 2020, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. The Company did not have any compensation expenses from discontinued operations.

As of December 31, 2020, there were $87 and $35 unrecognized share-based compensation expense relating to share options of Chime Plan and Trucker Path Plan, respectively. This amount is expected to be recognized over a weighted-average vesting period of 3.53 years.

On July 13, 2020, Chime issued 20,000,000 restricted shares under the Chime Plan that were  immediately vested on the grant date. The Company recorded compensation expenses of $632 based on the fair value of nonvested restricted shares on the grant date. The fair value of the nonvested restricted shares on the grant date was determined with the assistance of an independent third -party appraiser.

On July 13, 2020, Trucker Path issued 20,000,000 restricted shares under the Trucker Path Plan that were immediately vested on the grant date. The Company recorded compensation expenses of $365 based on the fair value of nonvested restricted shares on the grant date.The fair value of the nonvested restricted shares on the grant date was determined with the assistance of an independent third party appraiser.

The total amount of share-based compensation expense for options and nonvested restricted shares of the Company, Chime and Trucker Path, attributable to selling and marketing, research and development, general and administrative expenses excluding share-based compensation expense of the discontinued operations are as follows:

	Years ended December 31,
	2018	2019	2020

Selling and marketing	$423	$524	$185
Research and development	1,035	1,118	990
General and administrative	18,708	6,938	14,145
Total share-based compensation expense	$20,166	$8,580	$15,320

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2018, 2019 and 2020.